Business Combination (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Schedule of Estimated Fair Values of Assets and Liabilities

The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:

	HK$	US$
Total consideration	1,062,402	136,557
Fair value of net assets as of the acquisition date at 51%	5,100	655
Goodwill (Note 13)	1,057,302	135,902
	Note	(HK$)	(US$)
Assets acquired:
Cash and cash equivalents	(a)	5,943,222	758,064
Accounts receivable, net	(a)	6,625,174	845,048
Contract assets, net	(a)	7,478,885	953,939
Deposit paid and other receivables	(a)	1,908,000	243,367
Amount due from a shareholder	(a)	7,000	893
Property and equipment, net	(b)	725,803	92,577
Right-of-use assets	(c)	418,184	53,340
Customer relationship		26,385,737	3,365,528
Fair value of assets acquired		49,492,005	6,312,756
Liabilities assumed:
Accounts payable	(a)	(8,515,051)	(1,086,104)
Accruals and other payables	(a)	(1,136,000)	(144,899)
Dividend payable	(a)	(7,880,000)	(1,005,102)
Contract liabilities	(a)	(13,000)	(1,658)
Operating lease liabilities	(c)	(344,415)	(43,930)
Tax payables	(a)	(2,577,854)	(328,808)
Amount due to a director	(a)	(1,034,114)	(131,902)
Deferred tax liabilities – non current	(e)	(4,353,647)	(555,312)
Operating lease liabilities – non current	(c)	(83,405)	(10,638)
Fair value of liabilities assumed		(25,937,486)	(3,308,353)
Fair value of net assets as of the acquisition date		23,554,519	3,004,403
Total consideration		217,000,000	27,678,571
Goodwill		193,445,481	24,674,168

Notes:

(a)	The carrying amounts reported are approximate their respective fair values because of the short-term nature of these accounts.

(b)	Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors. It was determined that the fair value of property and equipment closely approximated their carrying value and no pro forma adjustment was deemed necessary or reflected in the purchase price allocation table.

(c)	The carrying amounts of right-of-use assets and operating lease liabilities are approximate to their respective fair values because it is discounted using an appropriate interest rate.

(d)	The customer relationship intangible asset was measured using income-based valuation approach. Under this method, the value of the customer relationship is determined by estimating the future cash flows attributable specifically to existing customers and then deducting contributory asset charges for the use of other supporting assets. The resulting excess earnings are discounted to present value using an appropriate discount rate that reflects the risk associated with the customer relationship. This approach captures the economic benefits expected to be generated from the existing customer base over its remaining useful life.

(e)	Deferred tax liabilities arise from the customer relationship intangible asset recognized in the business combination. The asset is amortized for financial reporting purposes but is not deductible for tax purposes, creating a taxable temporary difference. As a result, a deferred tax liability is recorded and will reverse over the asset’s useful life.
	HK$	US$
Consideration	5,000	638
Add: Carrying amount of VBS’s net liabilities	22,412,227	2,858,702
Gain on deconsolidation	22,417,227	2,859,340
Non-controlling interest	(10,275,166)	(1,310,608)
Net gain from deconsolidation of subsidiaries	12,142,061	1,548,732

Schedule of Reitar Capital Partners Limited	The pro-forma information does not necessarily reflect the results of operations that would have occurred had the Company acquired Reitar Capital Partners Limited on April 1, 2025.
For the Year ended March 31, 2026
HK$
Revenue	28,478,776
Net income	6,428,844

Schedule of Business Acquisitions by Cash Inflow and Outflow [Table Text Block]
	(HK$)	(US$)
Cash inflow from acquisition
Cash and cash equivalents of Jingxing Holdings at the date of acquisition	5,943,222	758,064
Cash provided from acquisition	5,943,222	758,064
	(HK$)	(US$)
Cash outflow from deconsolidation
Cash and cash equivalents of VBS at date of deconsolidation	(282,059)	(35,977)
Add: Sale proceeds	5,000	638
Net cash outflows from deconsolidation	(277,059)	(35,339)